Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidar AFJP SA Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina	Argentina
Ownership Interest	53.8892%	53.8892%	53.8892%
Volkswagen Financial Services Compania Financiera SA Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina	Argentina
Ownership Interest	51.00%	51.00%	51.00%
PSA Finance Argentina Compania Financiera S.A. Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina	Argentina
Ownership Interest	50.00%	50.00%	50.00%
BBVA Frances Asset Management Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina	Argentina
Ownership Interest	100.00%	100.00%	100.00%